UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number: 28-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Alan Fournier
Title: Managing Member
Phone: (973) 701-1100

Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey           August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $679,893
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 28-10536 Pennant Offshore Partners, Ltd.

2. 28-10768 Pennant Onshore Qualified, LP

3. 28-10746 Pennant General Partner, LLC

                                                    FORM 13F INFORMATION TABLE

               COL 1                    COL 2        COL 3      COL 4          COL 5           COL 6   COL 7          COL 8
                                                               VALUE      SHRS OR  SH/  PUT/  INVSNT  OTHER      VOTING AUTHORITY
            NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT  PRN  CALL  DSCRTN  MNGRS     SOLE     SHRD  NONE
Accredited Home Lenders Hld Co.     Common Stock  00437P107    22,000     500,000  SH         SHARED  1,2,3     500,000   0     0
Agere Systems Inc. - CL A           Common Stock  00845v308    14,400   1,199,999  SH         SHARED  1,2,3   1,199,999   0     0
Alleghany Corporation               Common Stock  017175100    11,481      38,658  SH         SHARED  1,2,3      38,658   0     0
Alpha Natural Resources             Common Stock  02076x102    16,119     675,000  SH         SHARED  1,2,3     675,000   0     0
Apria Healthcare Group Inc          Common Stock  037933108    11,431     330,000  SH         SHARED  1,2,3     330,000   0     0
Arch Capital Group Ltd.                 ORD       g0450a105     6,758     150,000  SH         SHARED  1,2,3     150,000   0     0
Arch Coal Inc.                      Common Stock  039380100    26,418     485,000  SH         SHARED  1,2,3     485,000   0     0
Axcan Pharmaceuticals Inc.          Common Stock  054923107     5,735     375,300  SH         SHARED  1,2,3     375,300   0     0
Banta Corporation                   Common Stock  066821109     9,816     216,400  SH         SHARED  1,2,3     216,400   0     0
BEA Systems, Inc.                   Common Stock  073325102    18,200   2,072,908  SH         SHARED  1,2,3   2,072,908   0     0
Commscope Inc.                      Common Stock  203372107     8,531     490,000  SH         SHARED  1,2,3     490,000   0     0
Conseco Inc.                        Common Stock  208464883    18,558     850,500  SH         SHARED  1,2,3     850,500   0     0
Denbury Resources Incorporated      Common Stock  247916208     1,989      50,000  SH         SHARED  1,2,3      50,000   0     0
Dollar Thrifty Automotive Gp        Common Stock  256743105    23,312     613,800  SH         SHARED  1,2,3     613,800   0     0
Enterasys Networks Inc.             Common Stock  293637104    11,641  12,934,800  SH         SHARED  1,2,3  12,934,800   0     0
Fidelity National Financial, Inc.   Common Stock  316326107    12,622     353,665  SH         SHARED  1,2,3     353,665   0     0
Geac Computer Corporation Limited   Common Stock  368289104    20,276   2,327,900  SH         SHARED  1,2,3   2,327,900   0     0
Griffon Corporation                 Common Stock  398433102     4,926     221,900  SH         SHARED  1,2,3     221,900   0     0
Handleman Co.                       Common Stock  410252100    11,392     690,000  SH         SHARED  1,2,3     690,000   0     0
Hummingbird Inc.                    Common Stock  44544r101     3,585     168,100  SH         SHARED  1,2,3     168,100   0     0
Kadant Inc.                         Common Stock  48282T104     9,496     433,000  SH         SHARED  1,2,3     433,000   0     0
Levitt Corporation Florida              CL A      52742p108     7,890     263,700  SH         SHARED  1,2,3     263,700   0     0
Lipman Electronic Engineering           ORD       m6772h101    11,544     375,179  SH         SHARED  1,2,3     375,179   0     0
Massey Energy Corp                  Common Stock  576206106    13,202     350,000  SH         SHARED  1,2,3     350,000   0     0
MDC Partners Inc.                   CL A SUB VTG  552697104     3,409     403,000  SH         SHARED  1,2,3     403,000   0     0
Merck & Co.                         Common Stock  589331107     5,382     174,725  SH         SHARED   2,3      174,725   0     0
Metal Management Inc.               Common Stock  591097209     7,349     379,999  SH         SHARED  1,2,3     379,999   0     0
Moneygram International             Common Stock  60935y109    10,898     570,000  SH         SHARED  1,2,3     570,000   0     0
NASDAQ Stock Market                 Common Stock  631103108    30,398   1,611,765  SH         SHARED  1,2,3   1,611,765   0     0
Newmont Mining Corporation          Common Stock  651639106    22,637     580,000  SH         SHARED  1,2,3     580,000   0     0
Old Republic International Corp     Common Stock  680223104    20,738     820,000  SH         SHARED  1,2,3     820,000   0     0
Pfizer Inc.                         Common Stock  717081103    11,402     413,410  SH         SHARED   2,3      413,410   0     0
Qual Comm Incorporated              Common Stock  747525103    12,379     375,000  SH         SHARED  1,2,3     375,000   0     0
RADVision Ltd                           ORD       M81869105     4,840     364,200  SH         SHARED  1,2,3     364,200   0     0
Rinker Group Ltd                   Sponsored ADR  76687m101    34,509     650,000  SH         SHARED  1,2,3     650,000   0     0
Sanfilippo (John B.) & Son, Inc     Common Stock  800422107     5,581     242,000  SH         SHARED  1,2,3     242,000   0     0
Sappi LTD                          Sponsored ADR  803069202     9,197     850,000  SH         SHARED  1,2,3     850,000   0     0
Saxon Capital                       Common Stock  80556t106    12,907     756,100  SH         SHARED  1,2,3     756,100   0     0
Siebel Systems Inc.                 Common Stock  826170102    16,910   1,900,000  SH         SHARED  1,2,3   1,900,000   0     0
Symantec Corporation                Common Stock  871503108    39,132   1,800,000  SH         SHARED  1,2,3   1,800,000   0     0
United States Steel Corp.           Common Stock  912909108    16,326     475,000  SH         SHARED  1,2,3     475,000   0     0
Universal Stainless & Alloy         Common Stock  913837100     7,590     623,190  SH         SHARED  1,2,3     623,190   0     0
Viad Corp                           Common Stock  92552R406     7,652     270,000  SH         SHARED  1,2,3     270,000   0     0
Walter Industries Inc               Common Stock  93317q105    32,060     797,500  SH         SHARED  1,2,3     797,500   0     0
Washington Group Intl.              Common Stock  938862208    30,028     587,400  SH         SHARED  1,2,3     587,400   0     0
Whirlpool Corporation               Common Stock  963320106    22,085     315,000  SH         SHARED  1,2,3     315,000   0     0
Accredited Home Lenders             Call Option   00437P107     8,030     182,500       CALL  SHARED  1,2,3     182,500   0     0
American Intl. Group                Call Option   026874107     5,810     100,000       CALL  SHARED  1,2,3     100,000   0     0
Four Seasons                         Put Option   35100E104     1,322      20,000       PUT   SHARED  1,2,3      20,000   0     0
                                                TOTAL:         679893

03461.0004 #590157